[Cooley Godward LLP Letterhead]

August 7, 2006

VIA EDGAR AND FACSIMILE

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop: 6010

Washington, D.C. 20549

Attention: Sonia Barros

                  Jeffrey P. Riedler

Re:    Discovery Partners International, Inc.

          Registration Statement on Form S-4, as amended (File No. 333-134438) (“Registration Statement”)

Ladies and Gentlemen:

On behalf of our client, Discovery Partners International, Inc. (“Discovery Partners”), we are electronically transmitting for filing under the Securities Act of 1933, as amended (the “Act”), one copy of Discovery Partners’ Amendment No. 2 to its Registration Statement and are providing to you in hard copy form a copy of such amendment marked to show changes from Amendment No. 1 to the Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on July 11, 2006.

Amendment No. 2 is being filed in response to your letters dated July 25, 2006, and August 2, 2006, setting forth the comments of the Commission’s Staff (the “Staff”) regarding the Registration Statement (each a “Comment Letter”). This letter, which has also been filed electronically with the Commission, contains Discovery Partners’ supplemental responses to the Staff’s comments in the Comment Letter dated August 2, 2006. The text of the Staff’s comments has been included in this letter in italics for your convenience, and we have numbered the paragraphs below to correspond to the numbering of the Comment Letter dated August 2, 2006. Page references in the text of this response letter correspond to the page numbers of Amendment No. 2.

Infinity’s Business, pages 129-149

Strategic Alliances, pages 140-142

1. We note your response to our prior comment 14 and reissue that comment. Please revise your disclosure to disclose the aggregate potential milestone payments under each of the Amgen and Novartis alliances.

Response: Discovery Partners has revised the disclosure on page 142 of the Registration Statement in response to the Staff’s comment to disclose the aggregate potential milestone payments under each of the Amgen and Novartis alliances.

Please contact the undersigned at (858) 550-6045 if you have any comments or questions regarding this letter.

Sincerely,

/s/ Matthew T. Browne, Esq.

Matthew T. Browne, Esq.

cc:   Michael C. Venuti

        Steven H. Holtzman

        L. Kay Chandler, Esq.

        Steven D. Singer, Esq.

        Michael J. LaCascia, Esq.